CONSOLIDATED BALANCE SHEETS- 10K - USD ($)		Dec. 31, 2022		Dec. 31, 2021
CURRENT ASSETS:
Cash		$ 2,673,541		$ 3,715,666
Accounts receivable, net		17,139,944		11,875,176
Contract assets		1,402,788		877,904
Inventory		25,258,369		24,419,654
Prepaid expenses and other current assets		2,428,223		1,955,907
Total current assets		48,902,865		42,844,307
Property and equipment, net		19,503,485		28,101,471
Intangible assets, net		36,282,609		39,180,664
Right of use assets, net		16,407,566		1,460,206
Goodwill		22,680,084		22,680,084
Other non-current assets		1,855,605		357,118
TOTAL ASSETS		145,632,214		134,623,850
CURRENT LIABILITIES:
Accounts payable		8,608,554		7,744,957
Accrued expenses		6,749,890		5,074,006
Contract liabilities		5,284,285		6,359,449
Notes payable, current portion		3,201,136		5,690,524
Line of credit, current portion		7,426,814		4,473,489
Financing lease obligation, current portion		725,302		649,343
Operating lease obligation, current portion		1,318,885		428,596
Total current liabilities		33,314,866		30,420,364
Notes payable, net of current portion		4,266,350		8,426,105
Line of credit, net of current portion		7,215,520		5,640,051
Financing lease obligations, net of current portion		14,592,813		15,319,467
Operating lease obligations, net of current portion		15,262,494		1,066,562
Series C and Series D preferred stock subject to redemption		0		400,092
Deferred tax liability		988,150		1,861,165
TOTAL LIABILITIES		75,640,193		63,133,806
Commitment and contingencies (Note 7)
STOCKHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital		141,723,921	[1]	130,348,267
Accumulated deficit	[1]	(71,734,395)
Total stockholders equity		69,992,021	[1]	71,491,476	[2]
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		145,632,214		134,623,850
Previously Reported
STOCKHOLDERS' EQUITY (DEFICIT):
Accumulated deficit		(71,751,827)		(58,876,514)
Total stockholders equity		69,992,021		71,490,044
Series B Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock		5	[1]	5
Class A Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	[1]	$ 2,230
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares authorized (in shares)		200,000,000
Common stock, shares issued (in shares)		22,303,333
Common stock, shares outstanding (in shares)		22,303,333
Class A Common Stock | Previously Reported
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock		$ 17,844		$ 16,182
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		295,000,000		295,000,000
Common stock, shares issued (in shares)				161,798,817
Common stock, shares outstanding (in shares)				161,798,817
Class B Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	[1]	$ 107
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares authorized (in shares)		10,000,000
Common stock, shares issued (in shares)		1,068,512
Common stock, shares outstanding (in shares)		1,068,512
Class B Common Stock | Previously Reported
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock		$ 854		$ 854
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		10,000,000		10,000,000
Common stock, shares issued (in shares)		8,548,088		8,548,088
Common stock, shares outstanding (in shares)		8,548,088		8,548,088
Class C Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	[1]	$ 153
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares authorized (in shares)		15,000,000
Common stock, shares issued (in shares)		1,529,888
Common stock, shares outstanding (in shares)		1,529,888
Class C Common Stock | Previously Reported
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock		$ 1,224		$ 1,250
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)				12,500,200
Common stock, shares outstanding (in shares)				12,500,200

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.
[2]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.